Income Taxes - Income Tax Provision (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current
State	$ 2	$ 6	$ 19
Foreign	4	0	0
Total — current	6	6	19
Deferred
U.S. Federal	(3,000)	(16)	(60)
State	(340)	16	(5)
Foreign	0	1	2
Total — deferred	(3,340)	1	(63)
Income tax expense/(benefit)	(3,334)	7	(44)
Domestic and foreign components of income from continuing operations before income tax expense
U.S.	771	468	(1,406)
Foreign	15	(1)	17
Income/(Loss) from Continuing Operations Before Income Taxes	786	467	(1,389)
Reconciliation of the U.S. federal statutory rate to NRG's effective rate from continuing operations
Income/(loss) from continuing operations before income taxes	786	467	(1,389)
Tax at federal statutory tax rate	165	98	(486)
State taxes	13	18	19
Foreign operations	0	0	2
Permanent differences	(9)	7	0
Valuation allowance - current period activities	(3,492)	(106)	455
Book goodwill impairment	0	0	30
Deferred impact of state tax rate changes	12	0	0
Production tax credits ("PTC")	0	(7)	(8)
Recognition of uncertain tax benefits	(10)	1	(5)
Alternative minimum tax ("AMT") refundable credit	0	(4)	(64)
Tax Act - corporate income tax rate change	0	0	665
Valuation allowance due to corporate income tax rate change	0	0	(660)
Other	(13)	0	8
Income tax expense/(benefit)	$ (3,334)	$ 7	$ (44)
Effective income tax rate (as a percent)	(424.20%)	1.50%	3.20%